Investments	12 Months Ended
Dec. 31, 2020
Text block [abstract]
Investments
7	Investments

(a)	The main information on the ownership interest held can be summarized as follows:

Entity	Principal activities	Place of business	Quotas	Equity	2020 Profit / (Loss) For the year
Vinci Assessoria Financeira Ltda.	Financial advisory services	Brazil	100%	3,464	20,059
Vinci Equities Gestora de Recursos Ltda.	Equity Funds Management	Brazil	100%	4,584	30,045
Vinci Gestora de Recursos Ltda.	Equity Funds Management	Brazil	100%	7,967	10,968
Vinci Capital Gestora de Recursos Ltda.	Private Equity Funds Management	Brazil	100%	176	33,460
Vinci Gestão de Patrimônio Ltda.	Funds management	Brazil	100%	8,440	31,987
Vinci Real Estate Gestora de Recursos Ltda.	Real Estate Funds Management	Brazil	100%	4,505	21,393
Vinci Capital Partners GP Limited	Funds General Partners	Cayman Islands	100%	171	(203)
Vinci USA LLC	Offhsore Funds Management	USA	100%	8,380	3,570
Vinci International Real Estate Ltd (*)	Offhsore Funds Management	USA	100%	61	—
Vinci Crédito Gestora de Recurso Ltda.	Credit Funds Managament	Brazil	100%	1,104	159
Vinci Infraestrutura Gestora de Recursos Ltda.	Infrastructure Funds Management	Brazi	100%	24,640	17,942
Vinci Financial Ventures (VF2) GP	Funds General Partners	USA	100%	—	(28)
Vinci Capital Partners GP III Limited	Funds General Partners	Cayman Islands	100%	69	(25)
Amalfi Empreendimentos e Participações Ltda.	Non-operational Company	Brazil	100%	18	(72)
GGN GP LLC	Funds General Partners	USA	100%	208	—

(*)	Vinci International Real Estate Ltd is controlled by Vinci USA LLC, which holds 75% of interest in the company

Entity	Principal activities	Place of business	Quotas	Equity	2019 Profit / (Loss) For the year
Vinci Assessoria Financeira Ltda.	Financial advisory services	Brazil	100%	532	3,143
Vinci Equities Gestora de Recursos Ltda.	Equity Funds Management	Brazil	100%	30,531	40,974
Vinci Gestora de Recursos Ltda.	Equity Funds Management	Brazil	100%	8,201	2,448
Vinci Capital Gestora de Recursos Ltda.	Private Equity Funds Management	Brazil	100%	18,107	72,230
Vinci Gestão de Patrimônio Ltda.	Funds management	Brazil	100%	10,680	19,620
Vinci Real Estate Gestora de Recursos Ltda.	Real Estate Funds Management	Brazil	80%	12,804	10,515
Vinci Capital Partners GP Limited	Funds General Partners	Cayman Islands	100%	305	(1,224)
Vinci USA LLC	Offhsore Funds Management	USA	100%	1,755	8,816
Vinci International Real Estate Ltd (*)	Offhsore Funds Management	USA	100%	198	681
Vinci Crédito Gestora de Recurso Ltda.	Credit Funds Managament	Brazil	100%	(5)	(272)
Vinci Infraestrutura Gestora de Recursos Ltda.	Infrastructure Funds Management	Brazi	80%	19,849	12,520
Vinci Financial Ventures (VF2) GP	Funds General Partners	USA	100%	15	(14)
Vinci Capital Partners GP III Limited	Funds General Partners	Cayman Islands	100%	75	(107)
Amalfi Empreendimentos e Participações Ltda.	Non-operational Company	Brazil	100%	1	(163)
GGN GP LLC	Funds General Partners	USA	100%	—	—

(*)	Vinci International Real Estate Ltd is controlled by Vinci USA LLC, which holds 75% of interest in the company

(b)	Non-controlling interests (NCI)
Set out below is summarized financial information for each subsidiary that has non-controlling
interests that are material to the group. The amounts disclosed for each subsidiary are before inter-company eliminations.

	Vinci Real Estate		Vinci Infraestrutura		Vinci Int’l Real Estate		Total
	2020 (*)	2019	2020 (**)	2019	2020	2019	2020	2019
Summarized Balance Sheet

Current assets	—	15,832	—	10,352	270	500	270	26,684
Current liabilities	—	(4,699)	—	(2,957)	(209)	(302)	(209)	(7,958)

Current net assets	—	11,133	—	7,395	61	198	61	18,726

Non-current assets	—	9,936	—	14,870	—	—	—	24,806
Non-current liabilities	—	(8,258)	—	(2,419)	—	—	—	(10,677)

Non-current net assets	—	1,678	—	12,451	—	—	—	14,129

Net assets	—	12,811	—	19,846	61	198	61	32,855

Accumulated NCI	—	2,562	—	3,969	15	50	15	6,581

(*)	As informed in note 2.1 (a), in August 31, 2020 Vinci acquired the remaining interest of its investee Vinci Real Estate Gestora de Recursos Ltda from the minority quotaholder.
(*)	As informed in note 2.1 (a), in November 21, 2020 Vinci acquired the remaining interest of its investee Vinci Infraestrutura Gestora de Recursos Ltda from the minority quotaholder.

Summarized statement of comprehensive income	Vinci Real Estate		Vinci Infraestrutura		Vinci International Real Estate		Total
	2020 (*)	2019	2020 (**)	2019	2020	2019	2020	2019

Revenue	21,367	19,182	23,394	20,110	237	1,037	44,998	40,329

Profit for the period	15,020	10,519	16,865	12,520	—	681	31,885	23,720

Other comprehensive income	—				—	—	—	—

Total comprehensive income	15,020	10,519	16,865	12,520	—	681	31,885	23,720

Profit allocated to NCI before dividends	3,004	2,104	3,373	2,504	—	170	6,377	4,778

Disproportionate dividends distributions	(2,037)	(670)	(5,385)	151	—	—	(7,422)	(519)

Profit/(loss) allocated to NCI	967	1,434	(2,012)	2,655	—	170	(1,045)	4,259

(*)
The statement of comprehensive income is presented up to August 31, 2020 once Vinci acquired the remaining interest of its investee Vinci Real Estate Investimentos Ltda from the minority quotaholder at this date, as informed in note 2.1.

(*)
The statement of comprehensive income is presented up to October 31, 2020 once Vinci acquired the remaining interest of its investee Vinci Real Estate Investimentos Ltda from the minority quotaholder on November 21, 2020, as informed in note 2.1.